Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 — Property and Equipment

Property and equipment consisted of the following at December 31:

	2012	2011

Office Equipment	$1,507	$1,502
Furniture and Fixtures	4,417	4,400
Leasehold Improvements	22,140	22,054
	28,064	27,956
Less: Accumulated Depreciation	(14,366)	(1,101)
	$13,698	$26,855

Depreciation expense was $13,250 and $1,101 for the years ended December 31, 2012 and 2011. There was no depreciation expense in prior years.